Schedule of Stock Options Valuation Assumptions (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Volatility	84.97%	88.13%	89.23%	88.40%	88.35%	79.88%
Risk-free interest rates	3.92%	2.98%	3.74%	2.03%	2.09%	1.32%
Expected life (in years)	5 years 6 months	5 years 11 months 4 days	5 years 11 months 1 day	6 years	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%